Acquisitions, Investments and Disposals - Fair Values of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Provisional Basis [Member] Lomprom Rostov [Member]	Dec. 31, 2013 Adjustments [Member] Lomprom Rostov [Member]	Dec. 31, 2013 Final Basis [Member] Lomprom Rostov [Member]
Business Acquisition [Line Items]
Cash and cash equivalents	$ 268,525		$ 293,569				$ 76		$ 76
Other current assets	36,044		31,611				4,758		4,758
Property, plant and equipment	6,836,246	[1]	7,178,366	[1]			23,371	(401)	22,970
Other non-current assets	159,388	[2]	165,836	[2]			2		2
Current liabilities	(3,593,478)		(4,040,262)				(18,404)		(18,404)
Non-current liabilities							(22,416)		(22,416)
Deferred income taxes							(117)	80	(37)
Fair value of net assets acquired							(12,730)	(321)	(13,051)
Goodwill	687,763	[3]	782,815	[3]	841,296	884,199	12,830	321	13,151
Total investment							$ 100		$ 100

[1]	See Note 10
[2]	See Note 12
[3]	See Note 3(e)